Summary of the main accounting policies: Condensed statement of financial position (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 13,872,897	$ 13,174,991	$ 8,770,062	$ 5,192,628
Other current assets	317,269	285,560
Total current assets	18,733,197	18,080,170
Financial liabilities:
Current liabilities	(4,827,227)	(5,563,973)
Land, furniture and equipment	184,016	171,004
Long-term debt	(8,404,199)	(9,891,961)
Deferred income tax - Net	(2,897,858)	(2,972,522)	(3,044,632)
Shareholders' equity	51,591,198	49,015,607	45,770,056	$ 41,693,206
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	25,821,644	25,313,882	18,784,661
Other income		346,232
Net income for the year	10,675,944	10,645,924	6,397,528
Foreign currency translation	(1,530,746)	(1,767,962)	144,217
Total comprehensive income	9,146,842	8,876,129	6,539,850
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	1,518,454	2,334,403	2,295,087
Restricted cash	1,520,581	1,272,106	123,081
Other current assets	165,822	528,297	183,284
Total current assets	3,204,857	4,134,806	2,601,452
Financial liabilities:
Current liabilities	(1,033,248)	(1,184,023)	(804,548)
Working capital	2,171,609	2,950,783	1,796,904
Land, furniture and equipment	123,796	115,798	126,494
Intangible assets, airport concessions - Net	11,203,531	12,920,453	13,656,912
Other long term assets	83,208	90,777	64,442
Long-term debt	(8,404,199)	(9,891,961)	(6,952,068)
Other long-term liabilities	(14,295)	(18,265)	(19,378)
Deferred income tax - Net	(523,262)	(547,480)	(518,578)
Shareholders' equity	4,640,388	5,620,105	8,154,728
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	4,174,329	4,110,028	3,652,835
Operating costs and expenses	(2,390,264)	(2,128,925)	(1,939,555)
Other income		346,232
Comprehensive financial cost - Net	(412,145)	(459,471)	(453,326)
Net income tax	(52,486)	(59,618)	(57,529)
Net income for the year	1,319,434	1,808,246	1,202,425
Foreign currency translation	(818,522)	(95,881)	(207,132)
Total comprehensive income	$ 500,912	$ 1,712,365	$ 995,293